Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill
Movements of goodwill

The movements of goodwill during the years are as follows:

	2021	2020

Beginning of the year

Cost	18,765,535	19,292,497
Accumulated impairment losses	(4,027,519)	(3,357,542)

Net book value	14,738,016	15,934,955

Movements:
Business combination	—	12,615
Impairment charge for the year	—	(685,036)
Currency translation differences - cost	(475,051)	(539,577)
Currency translation differences - impairment	13,259	15,059

End of the year	14,276,224	14,738,016

Cost	18,290,484	18,765,535
Accumulated impairment losses	(4,014,260)	(4,027,519)

Net book value	14,276,224	14,738,016

Carrying amounts of major goodwill allocated to individual CGUs

In the impairment assessment of the Group, goodwill is allocated to a CGU or CGUs that are expected to benefit from the synergies of the business combination and is allocated to the relevant CGUs based on operating areas. The CGUs are consistent with those used on the purchase dates and in the impairment tests in previous years. The carrying amounts of the major goodwill allocated to individual CGUs are as follows:

	2021	2020

PRC power segment:
Yunhe Power	295,001	295,001
Linyi Power	382,500	382,500
Wuhan Power	518,484	518,484
Liaocheng Co-generation	429,750	429,750

Overseas segment:
Tuas Power	10,204,634	10,666,426

Pre-tax discount rates used for value-in-use calculations

Pre-tax discount rates used for value-in-use calculations:

	2021	2020
Yunhe Power	7.78%	8.98%
Linyi Power	7.89%	9.00%
Wuhan Power	8.95%	8.94%
Liaocheng Co-generation	7.90%	8.90%
Tuas Power	8.55%	8.40%